Borrowings - Additional Information (Detail) $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)
Proceeds from short term bank loan													¥ 71,233,000	$ 11,178	¥ 103,008,000
Line of credit facility maximum borrowing capacity																	¥ 69,000,000.0
Short term debt interest rate terms													one-year loan prime rate plus 0.5%	one-year loan prime rate plus 0.5%
Term Loan Facility Two [Member]
Line of credit facility maximum borrowing capacity											¥ 29,000,000.0
Bank Of China [Member] | Term loan [Member]
Debt instrument variable interest rate spread															0.20%
Long term debt instrument term	72 months												72 months			72 months
Long term line of credit aggregate amount drawn | $																$ 44,280
Bank Of China [Member] | Term loan [Member] | Maximum [Member]
Short term debt effective rate of interest	5.00%												5.00%			5.00%
Long term debt effective rate of interest	5.00%												5.00%			5.00%
Bank Of China [Member] | Term loan [Member] | Minimum [Member]
Short term debt effective rate of interest	4.85%												4.85%			4.85%
Long term debt effective rate of interest	4.85%												4.85%			4.85%
Bank Of China [Member] | Term Loan Facility Two [Member]
Debt instrument variable interest rate spread											1.00%
Long term debt instrument term								60 months							60 months
Long term line of credit aggregate amount drawn	¥ 13,870,000												¥ 13,870,000
Long term line of credit aggregate amount repaid	¥ 1,430,000												¥ 1,430,000
China CITIC Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value							¥ 10,000.0
Short term loan period							12 months
Debt instrument variable interest rate spread							0.15%
Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Term Loan Agreement One [Member]
Debt instrument face value		¥ 20,000,000.0	¥ 10,000,000.0
Short term loan period		12 months	12 months
Short term debt effective rate of interest			4.35%
Long term debt effective rate of interest			4.35%
Short Term Loan Agreement One [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan												¥ 5,000,000.0
Short term loan period												12 months
Short term debt interest rate terms													one-year loan prime rate plus 0.5%	one-year loan prime rate plus 0.5%
Short Term Loan Agreement One [Member] | China CITIC Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value								¥ 5,000,000.0							¥ 5,000,000.0
Short term loan period								12 months
Short term debt interest rate terms													one-year loan prime rate	one-year loan prime rate
Short Term Loan Agreement One [Member] | China Industrial Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan								¥ 9,990
Short term loan period								12 months
Debt instrument variable interest rate spread								0.85%
Short Term Loan Agreement Two [Member] | Bank Of China [Member]
Short term debt effective rate of interest	4.85%												4.85%			4.85%
Long term debt effective rate of interest	4.85%												4.85%			4.85%
Short Term Loan Agreement Two [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Short term loan period												12 months
Short Term Loan Agreement Three [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan											¥ 5,000,000.0
Short term loan period									12 months		12 months
Debt instrument variable interest rate spread											0.20%	0.15%
Short Term Loan Agreement Four [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan										¥ 5,000,000.0
Short term loan period									12 months
Short Term Loan Agreement Five [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value								¥ 5,000,000.0	¥ 5,000,000.0						¥ 5,000,000.0
Debt instrument variable interest rate spread									0.50%
Short Term Loan Agreement Six [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan								¥ 5,000.0
Short term loan period								12 months
Debt instrument variable interest rate spread								0.50%
Short Term Loan Agreements [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Maximum [Member]
Short term debt effective rate of interest	4.35%												4.35%			4.35%
Long term debt effective rate of interest	4.35%												4.35%			4.35%
Short Term Loan Agreements [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Minimum [Member]
Short term debt effective rate of interest	3.65%												3.65%			3.65%
Long term debt effective rate of interest	3.65%												3.65%			3.65%
Short Term Loan Agreement Seven | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan						¥ 6,100
Short term loan period						12 months
Debt instrument variable interest rate spread						0.45%
Short Term Loan Agreement Eight | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan					¥ 5,000.0
Short term loan period					12 months
Debt instrument variable interest rate spread					0.45%
Short Term Loan Agreement Nine | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan				¥ 5,000.0
Short term loan period				12 months
Debt instrument variable interest rate spread				0.45%
Short Term Loan Agreement Ten | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan		¥ 5,000.0
Short term loan period		12 months
Debt instrument variable interest rate spread		0.45%
Short Term Loan Agreement Eleven | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan	¥ 5,000.0
Short term loan period	12 months
Debt instrument variable interest rate spread	0.45%